General (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination, Significant Transaction and Sale of Business [Abstract]
Schedule of the Following Table Presents the Ownership of Formula’s Directly Held Investees as of the Dates Indicated	The following table presents the ownership of the Company’s eight directly held subsidiaries and one jointly controlled entity directly held as of the dates indicated (the list consists only of active companies):
	Percentage of ownership
	December 31,
	2022	2021
Matrix IT	48.69	48.92
Sapiens	44.10	43.64
Magic Software	46.26	45.59
Insync	90.09	90.09
Michpal	100.00	100.00
TSG(1)	50.00	50.00
Ofek	80.00	80.00
ZAP Group	100.00	100.00
Shamrad	100.00	-

(1)	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting.